COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2017
COST OF SALES
Schedule of cost of sales

	For the year ended
	December 31,	December 31,
	2017	2016

Consultants and contractors	$47,907	$—
Depreciation and depletion	28,722	—
Salaries and benefits	20,534	—
Supplies and consumables	10,547	—
Royalties and selling costs	7,308	—
Freight	5,242	—
Energy	5,104	—
Travel and camp accommodation	4,113	—
Rentals	1,462	—
Camp administrative costs	1,410	—
Site share-based compensation	1,198	—
Insurance	813	—

	134,360	—

Change in inventories	(9,280)	—

	$125,080	$—